Eaton Vance

Small-Cap Fund

September 30, 2021

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.4%

Security	Shares	Value
Aerospace & Defense — 1.1%
Hexcel Corp.(1)	19,214	$1,141,120
Mercury Systems, Inc.(1)	5,677	269,203

		$1,410,323

Auto Components — 3.7%
Dana, Inc.	69,350	$1,542,344
Dorman Products, Inc.(1)	22,177	2,099,497
Visteon Corp.(1)	13,187	1,244,721

		$4,886,562

Automobiles — 0.5%
Harley-Davidson, Inc.	17,490	$640,309

		$640,309

Banks — 12.3%
Commerce Bancshares, Inc.	36,761	$2,561,506
Community Bank System, Inc.	32,824	2,245,818
Glacier Bancorp, Inc.	24,221	1,340,632
Independent Bank Corp.	19,198	1,461,928
Independent Bank Group, Inc.	19,442	1,381,160
Pinnacle Financial Partners, Inc.	25,435	2,392,925
SouthState Corp.	37,259	2,782,130
Stock Yards Bancorp, Inc.	18,959	1,111,945
UMB Financial Corp.	11,178	1,081,024

		$16,359,068

Biotechnology — 1.0%
Neurocrine Biosciences, Inc.(1)	14,463	$1,387,146

		$1,387,146

Building Products — 4.2%
AAON, Inc.	10,447	$682,607
AZEK Co., Inc. (The)(1)	81,594	2,980,629
CSW Industrials, Inc.	14,605	1,865,058

		$5,528,294

Capital Markets — 1.0%
Cohen & Steers, Inc.	16,316	$1,366,791

		$1,366,791

Chemicals — 4.8%
Balchem Corp.	9,841	$1,427,634
Quaker Chemical Corp.	7,088	1,684,960
Valvoline, Inc.	104,079	3,245,183

		$6,357,777

Security	Shares	Value
Commercial Services & Supplies — 3.1%
Casella Waste Systems, Inc.(1)	12,796	$971,728
Herman Miller, Inc.	50,798	1,913,053
Kimball International, Inc., Class B	35,723	400,097
Viad Corp.(1)	19,726	895,758

		$4,180,636

Diversified Consumer Services — 2.0%
Terminix Global Holdings, Inc.(1)	62,396	$2,600,041

		$2,600,041

Electronic Equipment, Instruments & Components — 1.1%
National Instruments Corp.	37,132	$1,456,688

		$1,456,688

Equity Real Estate Investment Trusts (REITs) — 6.9%
CubeSmart	46,271	$2,241,830
EastGroup Properties, Inc.	9,424	1,570,321
Essential Properties Realty Trust, Inc.	83,280	2,325,178
Rexford Industrial Realty, Inc.	23,006	1,305,590
STORE Capital Corp.	55,698	1,784,007

		$9,226,926

Food & Staples Retailing — 3.1%
Chefs’ Warehouse, Inc. (The)(1)	23,260	$757,578
Performance Food Group Co.(1)	71,643	3,328,534

		$4,086,112

Food Products — 1.8%
J&J Snack Foods Corp.	4,359	$666,143
Nomad Foods, Ltd.(1)	62,656	1,726,799

		$2,392,942

Gas Utilities — 1.6%
ONE Gas, Inc.	33,755	$2,139,054

		$2,139,054

Health Care Equipment & Supplies — 5.4%
Envista Holdings Corp.(1)	47,405	$1,982,003
ICU Medical, Inc.(1)	6,506	1,518,370
Integra LifeSciences Holdings Corp.(1)	33,531	2,296,203
Ortho Clinical Diagnostics Holdings PLC(1)	36,955	682,928
Tandem Diabetes Care, Inc.(1)	5,538	661,127

		$7,140,631

Health Care Providers & Services — 9.1%
Addus HomeCare Corp.(1)	22,877	$1,824,441
Agiliti, Inc.(1)	85,330	1,624,683
AMN Healthcare Services, Inc.(1)	5,630	646,043
Apria, Inc.(1)	15,645	581,212
Chemed Corp.	5,590	2,600,021
LHC Group, Inc.(1)	16,998	2,667,156
R1 RCM, Inc.(1)	97,637	2,148,990

		$12,092,546

Security	Shares	Value
Hotels, Restaurants & Leisure — 2.5%
Choice Hotels International, Inc.	14,497	$1,831,986
Wyndham Hotels & Resorts, Inc.	19,366	1,494,862

		$3,326,848

Household Durables — 1.0%
Tempur Sealy International, Inc.	29,535	$1,370,719

		$1,370,719

Independent Power and Renewable Electricity Producers — 0.4%
Sunnova Energy International, Inc.(1)	15,501	$510,603

		$510,603

Insurance — 4.9%
AMERISAFE, Inc.	13,377	$751,252
James River Group Holdings, Ltd.	3,323	125,377
Kinsale Capital Group, Inc.	4,113	665,072
RLI Corp.	13,871	1,390,845
Ryan Specialty Group Holdings, Inc., Class A(1)	56,394	1,910,065
Selective Insurance Group, Inc.	22,757	1,718,836

		$6,561,447

Interactive Media & Services — 1.7%
CarGurus, Inc.(1)	73,576	$2,311,022

		$2,311,022

IT Services — 1.0%
Euronet Worldwide, Inc.(1)	10,644	$1,354,768

		$1,354,768

Machinery — 4.7%
Allison Transmission Holdings, Inc.	36,944	$1,304,862
Middleby Corp.(1)	11,194	1,908,689
Mueller Water Products, Inc., Class A	115,850	1,763,237
Woodward, Inc.	11,544	1,306,781

		$6,283,569

Professional Services — 1.9%
CBIZ, Inc.(1)	77,141	$2,494,740

		$2,494,740

Road & Rail — 1.5%
Landstar System, Inc.	12,411	$1,958,704

		$1,958,704

Semiconductors & Semiconductor Equipment — 2.2%
Ambarella, Inc.(1)	11,200	$1,744,288
Silicon Laboratories, Inc.(1)	8,452	1,184,632

		$2,928,920

Software — 7.3%
ACI Worldwide, Inc.(1)	60,583	$1,861,716
Altair Engineering, Inc., Class A(1)	23,217	1,600,580
CDK Global, Inc.	28,996	1,233,780
Envestnet, Inc.(1)	28,076	2,252,818
nCino, Inc.(1)	21,959	1,559,748
Olo, Inc., Class A(1)	41,950	1,259,758

		$9,768,400

Security	Shares	Value
Specialty Retail — 2.6%
National Vision Holdings, Inc.(1)	61,272	$3,478,412

		$3,478,412

Textiles, Apparel & Luxury Goods — 1.9%
Capri Holdings, Ltd.(1)	32,537	$1,575,116
Steven Madden, Ltd.	25,462	1,022,554

		$2,597,670

Trading Companies & Distributors — 2.4%
Applied Industrial Technologies, Inc.	9,575	$862,995
Herc Holdings, Inc.(1)	13,956	2,281,248

		$3,144,243

Water Utilities — 0.7%
Middlesex Water Co.	9,251	$950,818

		$950,818

Total Common Stocks (identified cost $100,546,016)		$132,292,729

Short-Term Investments — 0.4%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.05%(2)	579,202	$579,202

Total Short-Term Investments (identified cost $579,202)		$579,202

Total Investments — 99.8% (identified cost $101,125,218)		$132,871,931

Other Assets, Less Liabilities — 0.2%		$276,812

Net Assets — 100.0%		$133,148,743

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2021.

The Fund did not have any open derivative instruments at September 30, 2021.

At September 30, 2021, the value of the Fund’s investment in affiliated funds was $579,202, which represents 0.4% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended September 30, 2021 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period

Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$2,082,397	$24,922,204	$(26,425,390)	$(9)	$—	$579,202	$1,359	579,202

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2021, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$132,292,729	*	$—	$—	$132,292,729
Short-Term Investments	—		579,202	—	579,202
Total Investments	$132,292,729		$579,202	$—	$132,871,931

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.